Quarterly financial information (unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total revenue	$ 163,067	$ 250,991	$ 245,502	$ 178,582	$ 282,828	$ 413,601	$ 335,523	$ 242,547	$ 838,142	$ 1,274,499	$ 1,010,663
Costs and expenses:
Cost of product revenue	74,934	91,937	179,945	83,934	133,343	148,756	145,325	79,106	430,750	506,530	662,747
Research and development	187,759	865,765	6,174,589	4,680,181	4,259,357	4,739,360	4,076,220	3,914,974	11,908,294	16,989,911	20,378,161
Selling, general and administrative	1,921,513	1,959,872	2,994,649	3,697,287	3,983,088	4,934,937	4,990,943	4,594,716	10,573,321	18,503,684	19,855,987
Total costs and expenses	2,184,206	2,917,574	9,349,183	8,461,402	8,375,788	9,823,053	9,212,488	8,588,796	22,912,365	36,000,125	40,896,895
Loss from operations	(2,021,139)	(2,666,583)	(9,103,681)	(8,282,820)	(8,092,960)	(9,409,452)	(8,876,965)	(8,346,249)	(22,074,223)	(34,725,626)	(39,886,232)
Interest income, net	12,394	28,210	51,809	59,593	64,429	77,339	72,342	77,854	152,006	291,964	393,109
Net loss	$ (2,008,745)	$ (2,638,373)	$ (9,051,872)	$ (8,223,227)	$ (8,028,531)	$ (9,332,113)	$ (8,804,623)	$ (8,268,395)	$ (21,922,217)	$ (34,433,662)	$ (39,493,123)
Net loss per share attributable to common stockholders - basic and diluted (in usd per share)	$ (0.11)	$ (0.15)	$ (0.50)	$ (0.46)	$ (0.46)	$ (0.54)	$ (0.51)	$ (0.49)	$ (1.22)	$ (1.99)	$ (2.43)
Weighted-average number of common shares outstanding — basic and diluted (shares)	18,067,179	18,066,548	18,037,274	17,893,912	17,642,646	17,386,249	17,130,264	16,873,512	18,016,841	17,260,626	16,233,985
Net product revenue
Total revenue	$ 161,560	$ 247,284	$ 241,416	$ 176,255	$ 282,752	$ 407,241	$ 330,688	$ 240,292	$ 826,515	$ 1,260,973	$ 989,918
Other revenue
Total revenue	1,507	3,707	4,086	2,327	$ 76	$ 6,360	$ 4,835	$ 2,255	11,627	$ 13,526	$ 20,745
Accounting Standards Update 2014-09 | Difference between revenue guidance in effect before and after Topic 606
Total revenue	$ (15,000)	$ (1,000)	$ (10,000)	$ (18,000)					$ (44,000)